Annual Fund Operating Expenses - First Trust Long-Short Equity ETF - First Trust Long-Short Equity ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.60%	[1]
Total Annual Fund Operating Expenses	1.55%

[1]	Other Expenses consist of margin interest expense and dividend expense on investments sold short.